Description of the Plan - Additional Information (Details) - EBP 003 [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee Benefit Plan Participant Catch-up Contribution Year Age		50
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage		100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage		100.00%
EBP, Participant Contribution, Automatic, Deferral Rate		5.00%
Percent Increment For Investment Elections		1.00%
Annual Increase In General Advisory Services Fee	4.00%
Employee Benefit Plan Participant Advisory Services Fee	$ 83,824	$ 77,500
Employee Benefit Plan Participant Annual Trust Fee		5,000
Employee Benefit Plan Participant Record Keeping Fee		57
Employee Benefit Plan Participant Loan Origination Fee		50
Employee Benefit Plan Participant Loan Maintenance Fee		$ 25
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Mandatory Cash Out Limit			$ 7,000
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Mandatory Cash Out Limit			$ 5,000